Schedule of lease liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total lease liabilities	€ 56,822	€ 52,088
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Total lease liabilities	24,650	25,633
Sweden, Kronor
IfrsStatementLineItems [Line Items]
Total lease liabilities	30,657	26,166
Other [member]
IfrsStatementLineItems [Line Items]
Total lease liabilities	€ 1,515	€ 289